Financial instruments	12 Months Ended
Dec. 31, 2024
Financial instruments
Financial instruments

26.Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at December 31, 2024 and December 31, 2023:

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2024	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	939,197	240,990	—	—	1,180,187	240,990	—	—
Trade accounts and other receivables from unrelated parties(1)	3,258,181	—	—	87,479	3,345,660	—	—	—
Accounts receivable from related parties	40,936	—	—	—	40,936	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,362	4,362	—	4,362	—
Derivatives - not designated as hedging instruments	—	21,453	—	—	21,453	—	21,453	—
Equity investments	—	120,813	66,787	—	187,600	90,483	67,963	29,154
Debt securities	—	95,574	369,858	—	465,432	465,432	—	—
Other financial assets(2)	307,163	142,264	—	101,322	550,749	—	—	142,264
Other current and non-current assets	307,163	380,104	436,645	105,684	1,229,596	—	—	—
Financial assets	4,545,477	621,094	436,645	193,163	5,796,379	—	—	—

Accounts payable to unrelated parties(1)	864,500	—	—	—	864,500	—	—	—
Accounts payable to related parties	80,044	—	—	—	80,044	—	—	—
Short-term debt	2,099	—	—	—	2,099	—	—	—
Long-term debt	6,836,108	—	—	—	6,836,108	6,015,977	340,921	—
Lease liabilities	—	—	—	4,140,701	4,140,701	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	15,388	15,388	—	15,388	—
Derivatives - not designated as hedging instruments	—	26,615	—	—	26,615	—	26,615	—
Derivatives embedded in vPPAs	—	25,394	—	—	25,394	—	—	25,394
Variable payments outstanding for acquisitions	—	7,933	—	—	7,933	—	—	7,933
Put option liabilities	—	—	—	1,299,117	1,299,117	—	—	1,299,117
Other financial liabilities(3)	951,611	—	—	—	951,611	—	—	—
Other current and non-current liabilities	951,611	59,942	—	1,314,505	2,326,058	—	—	—
Financial liabilities	8,734,362	59,942	—	5,455,206	14,249,510	—	—	—

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2023	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,205,030	198,462	—	—	1,403,492	198,462	—	—
Trade accounts and other receivables from unrelated parties	3,389,314	—	—	81,899	3,471,213	—	—	—
Accounts receivable from related parties	165,299	—	—	—	165,299	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,990	1,990	—	1,990	—
Derivatives - not designated as hedging instruments	—	20,295	—	—	20,295	—	20,295	—
Equity investments	—	82,072	71,110	—	153,182	48,888	72,292	32,002
Debt securities	—	80,145	341,074	—	421,219	421,219	—	—
Other financial assets(2)	146,748	—	—	112,322	259,070	—	—	—
Other current and non-current assets	146,748	182,512	412,184	114,312	855,756	—	—	—
Financial assets	4,906,391	380,974	412,184	196,211	5,895,760	—	—	—

Accounts payable to unrelated parties	762,068	—	—	—	762,068	—	—	—
Accounts payable to related parties	123,081	—	—	—	123,081	—	—	—
Short-term debt	456,904	—	—	—	456,904	—	—	—
Long-term debt	7,447,562	—	—	—	7,447,562	5,972,767	767,328	—
Lease liabilities	—	—	—	4,145,946	4,145,946	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,315	4,315	—	4,315	—
Derivatives - not designated as hedging instruments	—	4,890	—	—	4,890	—	4,890	—
Variable payments outstanding for acquisitions	—	35,751	—	—	35,751	—	—	35,751
Put option liabilities	—	—	—	1,372,008	1,372,008	—	—	1,372,008
Other financial liabilities(3)	974,252	—	—	—	974,252	—	—	—
Other current and non-current liabilities	974,252	40,641	—	1,376,323	2,391,216	—	—	—
Financial liabilities	9,763,867	40,641	—	5,522,269	15,326,777	—	—	—
(1)	In 2024, trade accounts and other receivables from unrelated parties as well as accounts payable to unrelated parties no longer include insurance and reinsurance contract receivables (liabilities) recorded in accordance with IFRS 17, Insurance Contracts, which are presented in note 5 as such receivables and liabilities are not within the scope of IFRS 7, Financial Instruments: Disclosures.
(2)	As of December 31, 2024, other financial assets primarily include receivables for royalty payments from one of the Company’s equity investments, lease receivables, receivables related to consent agreement on certain pharmaceuticals, deposits, guarantees, securities, notes receivable, receivables from sale of investments as well as vendor and supplier rebates. As of December 31, 2023, other financial assets primarily include lease receivables, deposits, guarantees, securities, receivables from sale of investments, vendor and supplier rebates as well as notes receivable.
(3)	As of December 31, 2024 and 2023, other financial liabilities primarily include receivable credit balances and goods and services received.

Derivative and non-derivative financial instruments are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 inputs are quoted prices for similar instruments in active markets. Level 2 is defined as using valuation models (i.e. mark-to-model) with input factors that are inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as using valuation models (i.e. mark-to-model) with input factors that are unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. This includes cash and cash equivalents measured at amortized costs, trade accounts and other receivables from unrelated parties, accounts receivable from related parties, other financial assets as well as accounts payable to unrelated parties, accounts payable to related parties, short-term debt and other financial liabilities. Transfers between levels of the fair value hierarchy have not occurred as of December 31, 2024 or December 31, 2023. The Company accounts for transfers at the end of the reporting period.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principal and interest only. Trade accounts and other receivables from unrelated parties (including receivables related to the former Accounts Receivable Facility, see note 17), accounts receivable from related parties and other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at FVPL. The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in OCI. All equity investments for which changes in fair value are recorded in OCI relate to purchases of publicly traded shares or percentage ownership of companies in the health sciences or adjacent fields and are made up of individually non-significant investments. At December 31, 2024, the Company held 11 non-listed equity investments (December 31, 2023: 11) and no listed equity investments (December 31, 2023: 0). During 2024, no gains (December 31, 2023: €129) were transferred from OCI to retained earnings. Dividends of €65 were recognized during 2024 (2023: €0) from these equity investments. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. As necessary, the Company engages external valuation firms to assist in determining the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements and weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate. The Company’s listed and non-listed equity investments measured at FVOCI had the following fair values at December 31, 2024 and 2023:

Equity investments measured at FVOCI
in € THOUS
	2024	2023

Listed equity investments	—	—
Non-listed equity investments	66,787	71,110
Equity investments FVOCI	66,787	71,110

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and selling the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently these financial assets have been classified as FVOCI. The smaller part of debt securities does not give rise to cash flows that are solely payments of principal and interest. Consequently, these securities are measured at FVPL. In general, most of the debt securities are quoted in an active market.

Long-term debt is initially recognized at its fair value and subsequently measured at amortized cost. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Put option liabilities are recognized at the present value of the exercise price of the option. The exercise price of the option is generally based on fair value and, in certain limited instances, might contain a fixed floor price. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages an external valuation firm to assist in the valuation of certain put options. The external valuation assists the Company in estimating the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. Under those limited circumstances in which the put option might contain a fixed floor price, the external valuation firm may assist the Company with the valuation by performing a Monte Carlo Simulation analysis to simulate the exercise price. The put option liabilities are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of these put options can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions. For the purpose of analyzing the impact of changes in unobservable inputs on the fair value measurement of put option liabilities, the Company assumes an increase on earnings (or enterprise value, where applicable) of 10% compared to the actual estimation as of the balance sheet date. The corresponding increase in fair value of €75,420 is then compared to the total liabilities and the shareholder’s equity of the Company. This analysis shows that an increase of 10% in the relevant earnings (or enterprise value, where applicable) would have an effect of less than 1% on the total liabilities and less than 1% on the shareholder’s equity of the Company.

At December 31, 2024, 2023 and 2022 the Company’s potential obligations under these put option liabilities, which are recorded in other current liabilities and other non-current liabilities, were €1,299,117, €1,372,008 and €1,468,517, respectively. At December 31, 2024, 2023 and 2022, put option liabilities with an aggregate purchase obligation of €527,592, €563,692 and €533,969, respectively, were exercisable. In the last three fiscal years ending December 31, 2024, 31 such put options have been exercised for a total consideration of €67,119.

The following table provides a reconciliation of Level 3 financial instruments, excluding vPPAs as disclosed below, at December 31, 2024, 2023 and 2022:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS
	2024					2023			2022
		Variable		Other			Variable			Variable
		payments		financial assets			payments			payments
	Equity	outstanding for	Put option	measured		Equity	outstanding for	Put option	Equity	outstanding for	Put option
	investments	acquisitions	liabilities	at FVPL (1)		investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	32,002	35,751	1,372,008	—		42,793	37,846	1,468,517	50,679	47,690	992,423
Increase	3,085	86	8,127	41,225		4,833	5,232	31,050	2,804	46	646,271
Decrease	—	(23,472)	(71,990)	(2,292)		—	(3,603)	(42,490)	—	(6,499)	(7,026)
Reclassifications	—	—	—	90,457	(2)	—	—	—	—	—	—
Gain / loss recognized in profit or loss(3)	(7,773)	(4,796)	—	4,987		(14,340)	(3,366)	—	(13,968)	(3,904)	—
Gain / loss recognized in equity	—	—	(91,987)	—		—	—	(28,034)	—	—	(180,431)
Foreign currency translation and other changes	1,840	364	82,959	7,887		(1,284)	(358)	(57,035)	3,278	513	17,280
Ending balance at December 31,	29,154	7,933	1,299,117	142,264		32,002	35,751	1,372,008	42,793	37,846	1,468,517
(1)	Other financial assets measured at FVPL consist of receivables from licensing agreements and receivables from sale of investments.
(2)	Receivables for royalty payments from one of the Company’s equity investments were previously reported as a non-financial asset and were revised as of December 31, 2024.
(3)	Includes realized and unrealized gains / losses.

Derivative financial instruments

Derivative financial risks

The Company is exposed to effects related to foreign exchange fluctuations in connection with its international business activities that are denominated in various currencies. In order to finance its business operations, the Company issues bonds and enters mainly into long-term credit agreements with banks. Due to these financing activities, the Company is exposed to changes to the prevailing interest rates.

In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions (generally investment grade) as authorized by the Company’s Management. On a quarterly basis, the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low (as the counterparties are generally investment grade). The Company’s policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (economic hedges). The Company does not use financial instruments for trading purposes. The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

To reduce the credit risk arising from derivatives, the Company entered into master netting agreements with banks. Through such agreements, positive and negative fair values of the derivative contracts could be offset against one another if a partner becomes insolvent. This offsetting is valid for transactions where the aggregate amount of obligations owed to and receivable from are not equal. If insolvency occurs, the party which owes the larger amount is obliged to pay the other party the difference between the amounts owed in the form of one net payment.

These master netting agreements do not provide a basis for offsetting the fair values of derivative financial instruments in the statement of financial position as the offsetting criteria under IFRS Accounting Standards are not satisfied.

At December 31, 2024 and December 31, 2023, the Company had €25,806 and €22,285 of derivative financial assets subject to netting arrangements and €41,897 and €9,205 of derivative financial liabilities subject to netting arrangements. Offsetting these derivative financial instruments would have resulted in net assets of €10,305 and €14,762 as well as net liabilities of €26,396 and €1,683 at December 31, 2024 and December 31, 2023, respectively.

The Company calculates benchmarks for individual exposures in order to quantify interest and foreign exchange risks. The benchmarks are derived from achievable and reasonable market rates. Depending on the individual benchmarks, hedging strategies are agreed on and implemented.

In April 2024, the Company signed several vPPAs with wind and solar energy project developers in Germany and in the U.S. with terms of up to 15 years. The German vPPA contracts have been signed with two developers for a total expected annual electricity production of 125 gigawatt hours (GWh) which is equivalent to around 72% of the electricity consumption used by the Company in the European Union during 2024. The U.S. vPPA contract has been concluded with one developer and the forecasted annual electricity production amounts to 458 GWh which corresponds to around 54% of the electricity consumption used by the Company in the U.S. during 2024. Certain of the wind and solar parks were operational as of December 31, 2024, while the remaining parks opened in January 2025. The Company does not have control or any other rights in relation to the usage of the energy-producing facilities. All contracts are designed as non-deliverable for the electricity produced and provide for the delivery of energy attribute certificates, commonly known in the U.S. and Germany as renewable energy certificates and guarantees of origin, respectively. All contracts are analyzed as physical host contracts to purchase the certificates and separable embedded electricity swaps to pay a fixed price for the electricity produced and to receive a variable spot energy price in the respective countries. The host contracts fulfill the “own-use” criteria in accordance with IFRS 9, Financial Instruments (IFRS 9). The derivatives embedded in the vPPAs are recognized separately at fair value through profit or loss. Embedded derivatives with positive fair values are recorded in other non-current financial assets within the consolidated balance sheets. Embedded derivatives with negative fair value are recorded in other non-current financial liabilities within the consolidated balance sheets. The fair value allocated to level 3 is derived from the present value of the expected cash flows from the derivatives. The main valuation parameters include significant unobservable inputs such as electricity future price curves and expected electricity production volumes. A change in the key valuation parameters as of December 31, 2024, would have affected the fair value of the derivatives embedded in vPPAs as follows:

Sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs in € THOUS
Change in expected electricity prices		Change in expected production volumes		Change in expected interest rates
10% increase	10% decrease	10% increase	10% decrease	1% increase	1% decrease
26,774	(26,761)	(2,540)	2,540	2,247	(2,507)

Due to the volatile nature of such instruments which may be considered to be speculative, it is difficult to accurately predict what impact the volatility of unobservable inputs, such as changes in expected energy prices or production volumes, may have on the valuation of such instruments in the future. The estimated fair values of these derivative instruments may fluctuate significantly from quarter to quarter and the price at which these derivatives may ultimately be settled could vary significantly from the Company’s current estimates, depending upon market conditions.

The following table provides a reconciliation of derivatives embedded in the vPPAs at December 31, 2024:

Reconciliation of derivatives embedded in vPPAs
in € THOUS	2024
Derivatives embedded in
the vPPAs - Liabilities
Beginning balance at January 1,	—
Settlements	460
Gain (loss) recognized in profit or loss (1)	(24,959)
Foreign currency translation and other changes	(895)
Ending balance at December 31,	(25,394)
(1)	Includes realized and unrealized gains / losses.

Market risk

Foreign exchange risk management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company reports in euro pursuant to Section 315e and Section 244 HGB. Therefore, changes in the rate of exchange between the euro and the local currencies in which the financial statements of the Company’s international operations are maintained, affect its results of operations and financial position as reported in its consolidated financial statements.

Additionally, individual subsidiaries are exposed to transactional risks mainly resulting from intercompany purchases between production sites and other subsidiaries with different functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the invoicing currencies and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange hedge contracts.

The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled €475,890 and €438,206 at December 31, 2024 and December 31, 2023, respectively. At December 31, 2024, the Company had foreign exchange derivatives with maturities of up to 12 months. Earnings of the Company were not materially affected by hedge ineffectiveness in the reporting period since the critical terms of the foreign exchange derivatives matched the critical terms of the underlying exposures.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currencies which do not qualify for hedge accounting but are utilized for economic hedges as defined above. The notional amounts of economic hedges totaled €2,421,508 and €1,750,198 at December 31, 2024 and December 31, 2023, respectively.

The Company uses a Cash-Flow-at-Risk (CFaR) model in order to estimate and quantify transaction risks from foreign currencies. The basis for the analysis of the currency risks are the foreign currency cash flows that are reasonably expected to arise within the following twelve months, less any hedges. Under the CFaR approach, the potential currency fluctuations of these net exposures are shown as probability distributions based on historical volatilities and correlations using the values of the last 50 exchange rates with an interval of 21 trading days. The calculation is made assuming a confidence level of 95% and a holding period of up to one year. The aggregation of currency risks has risk-mitigating effects due to correlations between the transactions concerned, i.e. the overall portfolio’s risk exposure is generally less than the sum total of the underlying individual risks. Based on a net exposure of €944,842, the Company’s CFaR amounts to €30,376 at December 31, 2024, this means with a probability of 95% a potential loss in relation to the forecasted foreign exchange cash flows of the next twelve months will be not higher than €30,376.

The following table shows the average hedging rate and the nominal amount of the foreign exchange forward contracts for the currencies with highest hedging volume at December 31, 2024:

Significant currency pairs
in € THOUS
	Nominal	Average
	amount	hedging rate

EUR/USD	1,785,983	1.0670
EUR/CNY	189,035	7.7718
EUR/GBP	77,499	0.8467

Interest rate risk management

The Company’s interest rate risks mainly arise from money market and capital market transactions of the group for financing its business activities.

For purposes of analyzing the impact of changes in the relevant reference interest rates on the Company’s results of operations, the Company calculates the portion of financial debt which bears variable interest rate and which has not been hedged by means of interest rate swaps or options against rising interest rates. For this particular part of its liabilities, the Company assumes an increase in the Reference Rates of 0.5% compared to the actual rates as of the balance sheet date. The corresponding additional annual interest expense is then compared to the Company’s net income. This analysis shows that an increase of 0.5% in the relevant Reference Rates would have an effect of less than 1% on the consolidated net income and less than 0.1% on the shareholder’s equity of the Company.

The Company entered into interest rate hedges (pre-hedges) in anticipation of future long-term debt issuance. These pre-hedges are used to hedge interest rate exposures with regard to interest rates which are relevant for the future long-term debt issuance and which could rise until the respective debt is actually issued. These pre-hedges were settled at the issuance date of the corresponding long-term debt with the settlement amount recorded in AOCI amortized to interest expense over the life of the debt. At December 31, 2024 and December 31, 2023, the Company had €4,714 and €5,426, respectively, related to settlements of pre-hedges deferred in AOCI, net of tax.

Derivative financial instruments valuation

The following table shows the carrying amounts of the Company’s derivatives at December 31, 2024 and December 31, 2023:

Derivative financial instruments valuation
in € THOUS
	2024		2023
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	4,362	(15,388)	1,990	(4,315)

Non-current
Foreign exchange contracts	—	—	—	—
Derivatives in cash flow hedging relationships	4,362	(15,388)	1,990	(4,315)

Current
Foreign exchange contracts	19,726	(26,471)	16,603	(4,890)

Non-current
Foreign exchange contracts	1,727	(144)	3,692	—
Derivatives embedded in vPPAs	—	(25,394)	—	—
Derivatives not designated as hedging instruments	21,453	(52,009)	20,295	(4,890)

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company’s own credit risk is incorporated in the fair value estimation of derivatives that are liabilities. Counterparty credit risk adjustments are factored into the valuation of derivatives that are assets. The Company monitors and analyses the credit risk from derivative financial instruments on a regular basis. For the valuation of derivative financial instruments, the credit risk is considered in the fair value of every individual instrument. The default probability is based upon the credit default swap spreads of each counterparty appropriate for the duration. The calculation of the credit risk considered in the valuation is performed by multiplying the default probability appropriate for the duration with the expected discounted cash flows of the derivative financial instrument.

The effect of financial instruments on the consolidated statements of income

The effects of financial instruments recorded in the consolidated statements of income consist of interest income of €68,998 (2023: €88,137), interest expense of €393,322 (2023: €420,900) as well as expected credit losses of €18,968 (2023: €112,242).

In the fiscal year 2024, net losses from foreign currency transactions amount to €23,057 (2023: net losses €35,497).

The following table shows the effect of derivatives in cash flow hedging relationship on the consolidated financial statement:

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € THOUS
	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2024

Foreign exchange contracts	(7,159)	(895)	Interest income/expense	1,318	—
			thereof:
			Revenue	(1,840)	2,641
			Costs of revenue	(5,136)	300
Total	(7,159)	(895)		(5,658)	2,941

For the year ended December 31, 2023
Foreign exchange contracts	2,787	(3,547)	Interest income/expense	1,319	—
			thereof:
			Revenue	(500)	838
			Costs of revenue	(7,912)	1,538
Total	2,787	(3,547)		(7,093)	2,376

The following table shows the effect of derivatives not designated as hedging instruments on the consolidated financial statements:

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € THOUS
		Amount of (gain) loss recognized in
		income on derivatives
	Location of (gain) loss recognized in	for the year ended, December 31
	income on derivatives	2024	2023

Foreign exchange contracts	Other operating income/expense	49,806	(57,083)
Foreign exchange contracts	Interest income/expense	9,984	14,748
Derivatives embedded in vPPAs	Other operating income/expense	24,959	—
Derivatives not designated as hedging instruments		84,749	(42,335)

Credit risk

The Company is exposed to potential losses in the event of non-performance by counterparties. With respect to derivative financial instruments it is not expected that any counterparty will fail to meet its obligations as the counterparties are highly rated financial institutions (generally investment grade). The maximum credit exposure of derivatives is represented by the fair value of those contracts with a positive fair value at the balance sheet date. The maximum credit exposure of all derivatives amounted to €25,815 at December 31, 2024 (2023: €22,285). The maximum credit risk resulting from the use of non-derivative financial instruments is defined as the total amount of all financial assets. In order to control this credit risk, the Company’s management carries out an aging analysis of trade accounts and other receivables from unrelated parties. For details on the aging analysis and on expected credit losses, see note 8.

Liquidity risk

The liquidity risk is defined as the risk that a company is potentially unable to meet its financial obligations. The Management of the Company manages the liquidity of the group by means of effective working capital and cash management as well as an anticipatory evaluation of refinancing alternatives. The Company’s management believes that existing credit facilities, net cash provided by operating activities and additional short-term debt are sufficient to meet the Company’s foreseeable demand for liquidity (see note 16).

The following table shows the future undiscounted contractual cash flows (including interest) resulting from recognized financial liabilities and derivative financial instruments recorded in the consolidated balance sheets:

Payments agreed by contracts
in € THOUS
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2024
Non-Derivatives
Accounts payable to unrelated parties	904,278	378	—	—
Accounts payable to related parties	80,044	—	—	—
Other financial liabilities	937,181	365	363	13,324
Short-term debt	2,099	—	—	—
Bonds	638,721	2,906,524	1,128,390	2,460,076
Other long-term debt	46,220	81,585	242,992	3,564
Lease liabilities (1)	783,791	1,476,278	1,067,295	1,408,652
Variable payments outstanding for acquisitions	1,127	4,986	157	1,739
Put option liabilities	807,207	402,667	90,460	24,902
	4,200,668	4,872,783	2,529,657	3,912,257

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(371,514)	—	—	—
Outflow	388,522	—	—	—
	17,008	—	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(1,774,151)	(16,598)	(4,747)	(18,954)
Outflow	1,818,926	19,182	11,401	52,269
	44,775	2,584	6,654	33,315

Total	4,262,451	4,875,367	2,536,311	3,945,572

2023
Non-Derivatives
Accounts payable to unrelated parties	762,068	427	—	—
Accounts payable to related parties	123,081	—	—	—
Other financial liabilities	973,824	—	—	—
Short-term debt	456,904	—	—	—
Bonds	514,786	2,632,933	930,793	3,440,274
Accounts receivable facility (2)	23,411	—	—	—
Other long-term debt	65,910	445,622	35,786	201,263
Lease liabilities (1)	751,688	1,414,781	1,081,025	1,507,220
Variable payments outstanding for acquisitions	11,085	20,630	—	4,410
Put option liabilities	681,442	481,365	285,584	117,787
Letters of credit	25,640	—	—	—
	4,389,839	4,995,758	2,333,188	5,270,954

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(284,439)	—	—	—
Outflow	288,111	—	—	—
	3,672	—	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(324,009)	—	—	—
Outflow	330,513	—	—	—
	6,504	—	—	—

Total	4,400,015	4,995,758	2,333,188	5,270,954
(1)	Includes amounts from related parties.
(2)	Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to the end of the respective reporting period.